Benefit Plans and Stock-Based Compensation - Additional Information (Detail)							9 Months Ended	12 Months Ended
	Sep. 17, 2020 shares	Oct. 07, 2019 shares	Jun. 20, 2019 shares	Sep. 14, 2018 shares	Nov. 15, 2016 shares	Nov. 01, 2005 USD ($)	Sep. 07, 2017 shares	Mar. 27, 2021 USD ($) $ / shares shares	Mar. 27, 2021 CAD ($) shares	Mar. 28, 2020 USD ($) shares	Mar. 30, 2019 USD ($) shares	Mar. 31, 2018 shares	Mar. 25, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding								395,147		704,818	741,060	813,666
Weighted average exercise, Warrants								3.46%
Warrants and rights outstanding expire date								Aug. 20, 2022
Additional compensation expense | $						$ 0
Class of warrants or rights exercised during period shares								131,209	131,209
Proceeds from warrant exercises								$ 438,000	$ 556,000
Class A Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right oustanding warrants exercisable during period, shares								251,484	251,484	382,693	382,693
Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost for recognized expenses | $								$ 0		$ 26,000	$ 10,000
Common Stock Voting Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance								1,796,088
Amended Birks Employee Stock Option Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares								$ 1.05
Options granted								0	0	2,818	3,060
Stock Compensation Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock option description								Birks ESOP	Birks ESOP
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $								$ 300,000		$ 0	$ 0
Units granted								375,000	375,000
Number of shares outstanding								375,000		0	102,000	112,000
Share based compensation arrangement by share based payment award equity instruments other than options vested in period								68,000	68,000
Share based compensation arrangement fair value of cash settled based on intrinsic value | $								$ 300,000		$ 0
Share based compensation arrangement closing stock price | $ / shares								$ 3.62
Share based compensation arrangement weighted average remaining contractual life								2 years 8 months 12 days	2 years 8 months 12 days
Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $								$ 3,000,000		$ 0	$ 100,000
Units granted								223,878	223,878	244,844	133,588
Number of shares outstanding								689,012		465,134	257,005	130,410
Share based compensation arrangement fair value of cash settled based on intrinsic value | $								$ 3,100,000		$ 100,000
Share based compensation arrangement closing stock price | $ / shares								$ 3.62
Omnibus LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional stock options, granted								0	0
Omnibus LTIP [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding								142,000
Exercise price | $ / shares								$ 1.43
Expiration period								10 years	10 years
Weighted Average Grant Date Fair Value | $ / shares								$ 1.34
Dividend yield								0.00%	0.00%
Expected volatility								114.63%	114.63%
Weighted average expected term								10 years	10 years
Total compensation cost for recognized expenses | $								$ 0		$ 21,000	$ 68,000
Shares reserved for issuance								1,000,000
Omnibus LTIP [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted	375,000				121,500
Number of shares outstanding								375,000		0
Omnibus LTIP [Member] | Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted	223,878	157,890	86,954	133,588	55,944		74,466
Outstanding shares								689,012		465,134
Share based compensation by share based payment arrangement number of units excercised other than options								36,715	36,715
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding								0			0		41
Compensation expense | $								$ 0		$ 0	$ 0
Options settled in cash								41	41		41
Options settled in cash per share | $ / shares								$ 0.78
Long Term Incentive Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long term incentive plan stock appreciation rights, weighted average exercise price | $ / shares								$ 1.12
Options outstanding								253,147
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation recognized liability | $								$ 300,000		$ 0
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable								80,000
Share based compensation options unrecognised | $								$ 0
Percentage of Outstanding Stock Options Fully Vested								100.00%	100.00%
Share based compensation grants in period gross								0	0	0	0